Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2022	December 31, 2021

Electronic devices	$85,163	$86,371
Office equipment, fixtures and furniture	212,428	237,217
Automobile	55,762	60,352
Computer and network equipment	372,727	403,410
Leasehold improvement	13,062	418,261
Construction in progress*	—	—
Subtotal	739,142	1,205,611
Less: accumulated depreciation and amortization	(585,626)	(951,020)
Total	$153,516	$254,591

Depreciation expense for the years ended December 31, 2022, 2021 and 2020, amounted to $87,940, $96,212 and $84,249, respectively.